Movements in equity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Movements in equity

34. Movements in equity

Retained earnings and other reserves amounted to £(4,430) million at 31 December 2017 (2016 – £(3,172) million; 2015 – £943 million) of which £334 million (2016 – £329 million; 2015 – £283 million) relates to joint ventures and associated undertakings. The cumulative translation exchange in equity is as follows:

	Net translation exchange included in:
			Non-	Total
	Retained	Fair value	controlling	translation
	earnings	reserve	interests	exchange
	£m	£m	£m	£m
At 1 January 2015	(137)	4	(117)	(250)
Exchange movements on overseas net assets	(624)	6	8	(610)

At 31 December 2015	(761)	10	(109)	(860)
Exchange movements on overseas net assets	633	13	603	1,249

At 31 December 2016	(128)	23	494	389
Exchange movements on overseas net assets	462	—	(149)	313
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109	—	—	109

At 31 December 2017	443	23	345	811

The analysis of other comprehensive income by equity category is as follows:

			Non-
	Retained	Other	controlling
	earnings	reserves	interests	Total
2017	£m	£m	£m	£m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	462	—	—	462
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109	—	—	109
Fair value movements on available-for-sale investments	—	(14)	—	(14)
Reclassification of fair value movements on available-for-sale investments	—	(42)	—	(42)
Deferred tax on fair value movements on available-for-sale investments	—	47	—	47
Deferred tax reversed on reclassification of available for sale investments	—	(18)	—	(18)
Fair value movements on cash flow hedges	—	(10)	—	(10)

Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	(149)	(149)
Remeasurement gains on defined benefit plans	549	—	—	549
Tax on remeasurement gains in defined benefit plans	(221)	—	—	(221)

Other comprehensive income/(expense) for the year	899	(37)	(149)	713

			Non-
	Retained	Other	controlling
	earnings	reserves	interests	Total
2016	£m	£m	£m	£m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	633	13	—	646
Fair value movements on available-for-sale investments	—	251	—	251
Reclassification of fair value movements on available-for-sale investments	—	(245)	—	(245)
Deferred tax reversed on reclassification of available-for-sale investments	—	51	—	51
Reclassification of cash flow hedges to income statement	—	1	—	1
Fair value movements on cash flow hedges	—	2	—	2
Deferred tax on fair value movements on cash flow hedges	—	2	—	2

Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	603	603
Remeasurement losses on defined benefit plans	(475)	—	—	(475)
Tax on remeasurement losses in defined benefit plans	126	—	—	126

Other comprehensive income for the year	284	75	603	962

			Non-
	Retained	Other	controlling
	earnings	reserves	interests	Total
2015	£m	£m	£m	£m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(624)	6	—	(618)
Fair value movements on available-for-sale investments	—	416	—	416
Deferred tax on fair value movements on available-for-sale investments	—	(91)	—	(91)
Reclassification of fair value movements on available-for-sale investments	—	(346)	—	(346)
Deferred tax reversed on reclassification of available-for-sale investments	—	36	—	36
Reclassification of cash flow hedges to income statement	—	2	—	2
Fair value movements on cash flow hedges	—	2	—	2
Share of other comprehensive expense of associates and joint ventures	(77)	—	—	(77)

Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	8	8
Remeasurement gains on defined benefit plans	261	—	—	261
Tax on remeasurement gains in defined benefit plans	(80)	—	—	(80)

Other comprehensive (expense)/income for the year	(520)	25	8	(487)

The analysis of other reserves is as follows:

	ESOP Trust	Fair value	Cash flow	Other
	shares	reserve	hedge reserve	reserves	Total
	£m	£m	£m	£m	£m
At 1 January 2015	(151)	274	(13)	2,129	2,239
Transferred to income and expense in the year on disposals	—	(356)	2	—	(354)
Transferred to income and expense in the year on impairments	—	10	—	—	10
Net fair value movement in the year	—	367	2	—	369
Ordinary shares acquired by ESOP Trusts	(99)	—	—	—	(99)
Write-down of shares held by ESOP Trusts	175	—	—	—	175

At 31 December 2015	(75)	295	(9)	2,129	2,340
Transferred to income and expense in the year on disposals	(16)	(268)	—	—	(284)
Transferred to income and expense in the year on impairments	—	23	—	—	23
Net fair value movement in the year	—	330	6	—	336
Ordinary shares acquired by ESOP Trusts	(576)	—	—	—	(576)
Write-down of shares held by ESOP Trusts	381	—	—	—	381

At 31 December 2016	(286)	380	(3)	2,129	2,220
Transferred to income and expense in the year on disposals	22	(42)	—	—	(20)
Transferred to income and expense in the year on impairments	—	—	—	—	—
Net fair value movement in the year	—	(9)	(8)	—	(17)
Ordinary shares acquired by ESOP Trusts	(656)	—	—	—	(656)
Write-down of shares held by ESOP Trusts	520	—	—	—	520

At 31 December 2017	(400)	329	(11)	2,129	2,047

Other reserves include various non-distributable merger and pre-merger reserves amounting to £1,849 million at 31 December 2017 (2016 – £1,849 million; 2015 – £1,849 million). Other reserves also include the capital redemption reserve created as a result of the share buy-back programme amounting to £280 million at 31 December 2017 (2016 – £280 million; 2015 – £280 million).